TRADE RCEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE RECEIVABLES
	December 31,	December 31,
	2023	2022

Customers	$1,491	$1,383
Expected credit losses	(14)	(10)
Trade Receivables, net	$1,477	$1,373